Investments In Securities	6 Months Ended
Jun. 26, 2011
Investments In Securities
Investments In Securities

7. INVESTMENTS IN SECURITIES

We recognize investments in available-for-sale securities as cash equivalents, current investments or long-term investments depending upon each security's length to maturity. Additionally, those securities identified by management at the time of purchase for funding operations in less than one year are classified as current. The following table summarizes our investments in available-for-sale securities:

	June 26, 2011		December 26, 2010
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
		(In thousands)
Cash equivalents:
Fixed income securities	$701	$718	$50	$51
Other	60,765	60,765	60,902	60,952
Short-term investments:
Fixed income securities	$806	$824	$1,518	$1,554
Long-term investments:
Fixed income securities	$3,720	$3,921	$3,285	$3,452
Equity securities	6,008	7,062	5,884	6,953
Other	1,300	1,241	1,300	1,190

Maturities for the Company's investments in fixed income securities as of June 26, 2011 were as follows:

	Amount	Percent
	(In thousands)
Matures in less than one year	$1,542	28%
Matures between one and two years	1,074	20%
Matures between two and five years	1,759	32%
Matures in excess of five years	1,088	20%

	$5,463	100%

The cost of each security sold and the amount reclassified out of accumulated other comprehensive income into earnings is determined on a specific identification basis.

The Company and certain retirement plans that it sponsors invest in a variety of financial instruments. Certain postretirement funds in which the Company participates hold significant amounts of mortgage-backed securities. However, none of the mortgages collateralizing these securities are considered subprime.

Certain investments are held in trust as compensating balance arrangements for our insurance liability and are classified as either restricted cash and cash equivalents, current investments or long-term investments based on a date of maturity and management's intention for use of such assets.